ASSETS HELD FOR SALE	6 Months Ended
Jun. 30, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
ASSETS HELD FOR SALE	ASSETS HELD FOR SALE
As at June 30, 2023, assets held for sale within the company's operating segments include a 95 MW wind asset in Uruguay.
The following is a summary of the major items of assets and liabilities classified as held for sale:

(MILLIONS)	June 30, 2023
Assets
Cash and cash equivalents	$3
Restricted cash	2
Trade receivables and other current assets	7
Financial instruments assets	2
Property, plant and equipment	—
Intangible assets	198
Goodwill	18
Assets held for sale	$230
Liabilities
Current liabilities	$4
Non-recourse borrowings	168
Financial instrument liabilities	—
Other long-term liabilities	4
Deferred tax liability	17
Provisions	—
Liabilities directly associated with assets held for sale	$193